Share based compensation - Narrative (Details) - USD ($) $ in Millions					12 Months Ended
	Jul. 29, 2020	Sep. 04, 2019	Aug. 23, 2019	Sep. 04, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 26, 2019	Aug. 16, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0.5				$ 0.0	$ 8.0	$ 5.0
Company Directors and Senior Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 0.2
Employee incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)									11,100,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage vested			33.00%	33.00%
Vesting period			3 years	3 years
Shares vested in period (in shares)		200,000
Restricted Stock Units | Company Directors and Senior Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares held (in shares)	188,369
Restricted Stock Units | Employee incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)			300,000	500,000
Performance Shares | Company Directors and Senior Management
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares held (in shares)	510,234
Performance Shares | Employee incentive plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)								1,700,000